Income Taxes - Schedule of Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Statutory Income Tax Rates [Abstract]
Income (loss) before income tax expenses	$ (6,907,010)	$ (6,780,398)	$ (6,319,471)
BVI statutory income tax rate
Income tax calculated at statutory rate
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	18,186	11,590	16,459
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	(354,012)	277,874	(207,488)
Income taxes expense (recovery)	$ (335,826)	$ 289,464	$ (191,029)